Asset Retirement Obligations (Tables)	3 Months Ended
Jul. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Summary of Changes to Asset Retirement Obligation

Changes to the asset retirement obligation were as follows:

	July 31, 2012	April 30, 2012
Balance, beginning of period	$627,072	$727,336
Additions	-	-
Disposition	-	(165,325)
Revisions	(57,105)	-
Accretion	13,745	65,061
	583,712	627,072
Less: Current portion for cash flows expected to be incurred within one year	(208,282)	(260,482)
Long-term portion, end of period	$375,430	$366,590

Expected Timing of Asset Retirement Obligations	Expected timing of asset retirement obligations:
Year Ended April 30
2013	203,000
2014	122,222
2015	135,556
2016	81,181
Thereafter	353,333
895,292
Effect of discount	(311,580)
Total	$583,712